                          GOLD TRACK SELECT PROSPECTUS
This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by Metropolitan Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract is available for use in connection with 401(a) Plans, 401(k) Plans, 403 Plans and 457(b) Plans. This version of the Contract is only available in New York State.

The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through Metropolitan Life Separate Account E) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2040 Portfolio
     Freedom 2050 Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     American Funds(R) Balanced Allocation Portfolio -- Class C American Funds(R) Growth Allocation Portfolio -- Class C American Funds(R) Moderate Allocation Portfolio -- Class C BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A

     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Multi-Index Targeted Risk Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     Pyramis(R) Managed Risk Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     Barclays Aggregate Bond Index Portfolio -- Class A
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Large Cap Value Portfolio -- Class B
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Mid Cap Stock Index Portfolio -- Class G
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

The Fixed Account is described in a separate prospectus.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2015.

We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED: MAY 1, 2015

                               TABLE OF CONTENTS





                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   13
  Other Plan Terminations....................................   13
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   14
  Allocated Contracts........................................   14
  Unallocated Contracts......................................   14
  Purchase Payments..........................................   15
  Accumulation Units.........................................   15
  Valuation of Assets........................................   15
  The Funding Options........................................   16
  Underlying Funds Which Are Fund of Funds...................   22
Charges And Deductions.......................................   22
  General....................................................   22
  Surrender Charge...........................................   23
  Free Withdrawal Allowance..................................   24
  Transfer Charge............................................   24
  Mortality and Expense Risk Charge..........................   24
  Funding Option Expenses....................................   24
  Variable Liquidity Benefit Charge..........................   25
  Administrative Charge......................................   25
  TPA Administrative Charges.................................   25
  Premium Tax................................................   25
  Income Taxes...............................................   25
  Changes in Taxes Based upon Premium or Value...............   25
  Account Reduction Loan Fees................................   26
Transfers....................................................   26
  Restrictions on Transfers..................................   26
  Dollar Cost Averaging......................................   28
Access to Your Money.........................................   28
  Systematic Withdrawals.....................................   29
  Account Reduction Loans....................................   29
Ownership Provisions.........................................   29
  Types of Ownership.........................................   29
  Contract Owner.............................................   29
  Beneficiary................................................   30
  Abandoned Property Requirements............................   30
  Annuitant..................................................   30
Death Benefit................................................   30
  Death Benefit Proceeds Prior to the Maturity Date..........   30
  Payment of Proceeds........................................   31
  Death Proceeds after the Maturity Date.....................   31


                                                              PAGE
                                                              -----
  Total Control Account......................................   31
The Annuity Period...........................................   32
  Maturity Date..............................................   32
  Allocation of Annuity......................................   32
  Variable Annuity...........................................   32
  Fixed Annuity..............................................   33
  Election of Options........................................   33
  Retired Life Certificate...................................   33
  Allocation of Contract Value During the Annuity Period.....   33
  Annuity Options............................................   34
  Variable Liquidity Benefit.................................   35
Miscellaneous Contract Provisions............................   35
  Right to Return............................................   35
  Termination of Allocated Contracts.........................   35
  Contract Exchanges.........................................   36
  Suspension of Payments.....................................   36
  Misstatement...............................................   36
  Funding Options............................................   37
  Cybersecurity Risks........................................   37
The Separate Account.........................................   37
  Performance Information....................................   38
Federal Tax Considerations...................................   38
  Qualified Annuity Contracts................................   39
                                                                42
Other Information............................................   44
  The Insurance Company......................................   44
  Financial Statements.......................................   44
  Distribution of the Contracts..............................   44
  Conformity with State and Federal Laws.....................   46
  Voting Rights..............................................   46
  Contract Modification......................................   46
  Third Party Requests.......................................   46
  Postponement of Payment (the "Emergency
    Procedure")..............................................   46
  Restrictions on Financial Transactions.....................   47
  Legal Proceedings..........................................   47
Appendix A: Condensed Financial Information for
  Metropolitan Life Separate Account E.......................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal And Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Metropolitan Life Insurance Company ("MetLife").

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of Metropolitan Life Insurance Company, 200 Park Avenue New York, NY 10166, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403 or 457(b) of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, or 457(b) of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners. The Separate Account is Metropolitan Life Separate Account E.

SUBACCOUNT OR INVESTMENT DIVISION -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund (hereinafter referred to in the prospectus as Subaccount).

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND OR PORTFOLIO -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest (hereinafter referred to in the prospectus as Underlying Fund).

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract issued by Metropolitan Life Insurance Company is intended for retirement savings or other long-term investment purposes. This version of the Contract is only available in New York State.

The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403, or 457(b) of the Code). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede the prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it,

You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A funding option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases,We can calculate and pay You the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase.Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the income phase, the person You have chosen as Your Beneficiary will receive a death benefit. The death benefit paid depends on Your age at the time of Your death.We calculate the death benefit value at the close of the business day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. (Please refer to the "Death Benefit" section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options.


CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
TRANSFER CHARGE...............................   $10.00(3)
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(4)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT FOR ALLOCATED  0.10%
  CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)               1.20%
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                       1.30%

------------
(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.

(3)   We do not currently assess the transfer charge.

(4) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each

Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.61%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................ 0.52%        0.25%          0.03%
 American Funds Growth Fund....................... 0.33%        0.25%          0.02%
 American Funds Growth-Income Fund................ 0.27%        0.25%          0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series........... 0.72%          --           0.08%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................... 0.55%        0.25%          0.08%
 Freedom 2020 Portfolio+..........................   --         0.25%            --
 Freedom 2025 Portfolio+..........................   --         0.25%            --
 Freedom 2030 Portfolio+..........................   --         0.25%            --
 Freedom 2040 Portfolio+..........................   --         0.25%            --
 Freedom 2050 Portfolio+..........................   --         0.25%            --
 Mid Cap Portfolio................................ 0.55%        0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............ 1.24%        0.25%          0.12%
 Templeton Foreign VIP Fund....................... 0.74%        0.25%          0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................. 0.64%        0.25%          0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Appreciation
  Portfolio....................................... 0.70%          --           0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio....................................... 0.75%          --           0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................... 0.75%          --           0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................... 0.75%          --           0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio............ 0.45%          --           0.20%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.06%        0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.06%        0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.06%        0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........ 0.60%          --           0.08%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --            0.80%
 American Funds Growth Fund.......................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund................   --             0.54%       --            0.54%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series...........   --             0.80%       --            0.80%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.88%       --            0.88%
 Freedom 2020 Portfolio+.......................... 0.60%            0.85%       --            0.85%
 Freedom 2025 Portfolio+.......................... 0.64%            0.89%       --            0.89%
 Freedom 2030 Portfolio+.......................... 0.68%            0.93%       --            0.93%
 Freedom 2040 Portfolio+.......................... 0.69%            0.94%       --            0.94%
 Freedom 2050 Portfolio+.......................... 0.69%            0.94%       --            0.94%
 Mid Cap Portfolio................................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund............   --             1.61%       --            1.61%
 Templeton Foreign VIP Fund.......................   --             1.02%       --            1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.............................   --             0.93%       --            0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Appreciation
  Portfolio.......................................   --             0.74%     0.00%           0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             0.81%     0.00%           0.81%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --             0.85%     0.00%           0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio.......................................   --             0.82%     0.00%           0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio............   --             0.65%     0.11%           0.54%
MET INVESTORS SERIES TRUST
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --            1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --            1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --            1.02%
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.76%       --            0.76%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................    0.55%     0.25%          0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%          0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --           0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --           0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%          0.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B..........................    0.18%     0.25%          0.03%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................    0.86%       --           0.15%
 MFS(R) Research International Portfolio --
  Class B.......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A.......................................    0.56%       --           0.06%
 Pyramis(R) Managed Risk Portfolio --
  Class B.......................................    0.45%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 WMC Large Cap Research Portfolio --
  Class E.......................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%       --           0.03%
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.69%       --           0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................    0.63%     0.25%          0.02%
 BlackRock Money Market Portfolio --
  Class A.......................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A...........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B.......................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B.......................................    0.06%     0.25%          --
 MetLife Asset Allocation 60 Portfolio --
  Class B.......................................    0.05%     0.25%          --



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --            0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class B.......................................   --             0.82%     0.01%           0.81%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%           0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%           0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%           0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%           0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --            1.01%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B.......................... 0.22%            0.68%       --            0.68%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%           1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.......................................   --             1.01%     0.02%           0.99%
 MFS(R) Research International Portfolio --
  Class B.......................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%           0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%           0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%           0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%           0.67%
 Pioneer Strategic Income Portfolio --
  Class A.......................................   --             0.62%       --            0.62%
 Pyramis(R) Managed Risk Portfolio --
  Class B....................................... 0.56%            1.34%     0.12%           1.22%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --            0.84%
 WMC Large Cap Research Portfolio --
  Class E.......................................   --             0.75%     0.05%           0.70%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A.......................................   --             0.28%     0.00%           0.28%
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.35%     0.00%           0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.71%     0.06%           0.65%
 BlackRock Large Cap Value Portfolio --
  Class B.......................................   --             0.90%     0.03%           0.87%
 BlackRock Money Market Portfolio --
  Class A.......................................   --             0.37%     0.02%           0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.86%     0.01%           0.85%
 Jennison Growth Portfolio -- Class A...........   --             0.62%     0.08%           0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B....................................... 0.52%            0.89%     0.02%           0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B....................................... 0.56%            0.87%       --            0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B....................................... 0.60%            0.90%       --            0.90%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%     0.25%            0.01%
 MetLife Mid Cap Stock Index Portfolio --
  Class G..........................................    0.25%     0.30%            0.05%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%       --             0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%       --             0.10%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.80%       --             0.03%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%       --             0.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%            0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.47%     0.25%            0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --             0.02%
 WMC Balanced Portfolio -- Class A.................    0.46%       --             0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%       --             0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................    0.65%       --           0.29%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Asset Allocation 80 Portfolio --
  Class B.......................................... 0.65%            0.96%       --              0.96%
 MetLife Mid Cap Stock Index Portfolio --
  Class G.......................................... 0.01%            0.61%     0.00%             0.61%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A.................   --             0.72%     0.14%             0.58%
 MSCI EAFE(R) Index Portfolio -- Class A........... 0.01%            0.41%     0.00%             0.41%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.83%     0.00%             0.83%
 Russell 2000(R) Index Portfolio -- Class A........ 0.05%            0.37%     0.01%             0.36%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A.................   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A.............................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................   --             0.94%     0.05%             0.89%

+     This portfolio is not available for investment prior to May 4, 2015.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $781    $1,222    $1,738     $3,104     $281      $862    $1,468    $3,104
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties, (See "Federal Tax Considerations".) Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS


Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of the prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract.) The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial adviser to determine if this Contract is appropriate for You.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the New York Stock Exchange is open. It is expected that the New York Stock Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

   (a) = investment income plus capital gains and losses (whether realized or unrealized);
   (b) = any deduction for applicable taxes (presently zero); and
   (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and the New York Department of Financial Services. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value         Seeks capital appreciation.             Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Freedom 2020 Portfolio+                 Seeks high total return with a          Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.
Freedom 2025 Portfolio+                 Seeks high total return with a          Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Freedom 2030 Portfolio+                Seeks high total return with a          Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Freedom 2040 Portfolio+                Seeks high total return with a          Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Freedom 2050 Portfolio+                Seeks high total return with a          Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
American Funds(R) Balanced              Seeks a balance between a high level      MetLife Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate              Seeks a high total return in the form     MetLife Advisers, LLC
 Allocation Portfolio -- Class C        of income and growth of capital, with
                                        a greater emphasis on income.
BlackRock High Yield Portfolio --       Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
MetLife Multi-Index Targeted Risk       Seeks a balance between growth of         MetLife Advisers, LLC
 Portfolio -- Class B                   capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                        greater emphasis on growth of             Investment Management, LLC
                                        capital.
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pyramis(R) Managed Risk Portfolio --    Seeks total return.                       MetLife Advisers, LLC
 Class B                                                                          Subadviser: Pyramis Global Advisors,
                                                                                  LLC
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index           Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class A                   Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                  Management, LLC
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class A       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Mid Cap Stock Index                Seeks to track the performance of the     MetLife Advisers, LLC
 Portfolio -- Class G                      Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                           Composite Stock Price Index.              Management, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
MSCI EAFE(R) Index Portfolio --            Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Management, LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Russell 2000(R) Index Portfolio --         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                   Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Management, LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company

          UNDERLYING FUND                    INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------- -------------------------------------- ----------------------------------
WMC Balanced Portfolio -- Class A   Seeks long-term capital appreciation   MetLife Advisers, LLC
                                    with some current income.              Subadviser: Wellington Management
                                                                           Company LLP
WMC Core Equity Opportunities       Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class A               income over time and, secondarily,     Subadviser: Wellington Management
                                    long-term capital appreciation and     Company LLP
                                    current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and         1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

+     This portfolio is not available for investment prior to May 4, 2015.


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio
American Funds (R) Moderate Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis (R) Managed Risk Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


SURRENDER CHARGE


We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457(b) deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE

Each business day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.

VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE


We deduct this charge each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX


New York State currently does not impose any Premium Taxes.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix D -- Competing Funds".)


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Delaware VIP(R) Small Cap Value Series, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JP Morgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Western Asset Core Plus VIT Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio,
T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund and Metlife Small Cap Value Portfolio -- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.


DOLLAR COST AVERAGING


Dollar Cost Averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We may terminate Your participation in the DCA Program upon notification of Your death.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before Your Maturity Date, We will pay all or any portion of Your Cash
Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, and outstanding cash loans. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity paymnets may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.


ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order ("Death Report Date").

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.


TOTAL CONTROL ACCOUNT


If Your Contract was issued in connection with a 403(b) Plan, Your Beneficiary may elect to have the Contract's death benefit proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate.

Assets backing the Total Control Accounts are maintained in Our general account and are subject to the claims of Our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because We bear the investment experience of the assets backing the Total Control Account, We may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments; (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

If the Contract has no Maturity Date specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking minimum required distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). Upon exercise of the right to return, We refund all of Your Purchase Payments allocated to the Fixed Account.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution. If consent is not obtained and if the Contract has been issued to a non-ERISA 403(b) Plan, We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.

If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a) accept no further payments for this Contract or Certificates (If the Contract has been issued to a non-ERISA 403(b), We will not accept any additional Purchase Payments under the Contract or issue new Certificates, but Certificates under the Contract, including any Fixed Account Contract rider, will continue.); and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. We are required to pay interest on any underpayments.

FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Underlying Funds. Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Funds' Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Metropolitan Life Separate Account E. The Separate Account was established on September 27, 1983 and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of New York. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity

Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transactions under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 ("ERISA").

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are your basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include distributions made:

   (a)        on account of your death or disability, or

   (b) as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

In addition, a withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan Contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements, or

   (b)        financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from this Contract directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted your Contract to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.

CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Metropolitan Life Insurance Company is a stock insurance company chartered in 1866 in New York and continuously engaged in the insurance business since that time. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 200 Park Avenue, New York, New York 10166.


FINANCIAL STATEMENTS


The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to the retail broker-dealers who sell the Contracts, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Contracts.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Contracts are sold through Company licensed sales representatives who are associated with our affiliated broker-dealers MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Contracts. MSI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is also a member of FINRA. The Contracts may also be sold through other registered broker-dealers. The Contracts may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge under the Contracts. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the

Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Contracts by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Contracts is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through Company representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Contracts are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. We may also obtain access to an organization's members to market our Variable Annuity Contracts. These organizations are compensated for their sponsorship of our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations to perform administrative services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state of New York govern the Contract. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state of New York. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


THIRD PARTY REQUESTS


Generally, we only accept requests for transactions or information from You. We reserve the right not to accept or to process transactions requested on Your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other Contract Owners, and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



                    FOR METROPOLITAN LIFE SEPARATE ACCOUNT E
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                        GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13)....................... 2014    4.578
                                                                                  2013    4.364
 American Funds Growth Subaccount (Class 2) (12/13).............................. 2014   30.710
                                                                                  2013   29.445
 American Funds Growth-Income Subaccount (Class 2) (12/13)....................... 2014   21.459
                                                                                  2013   20.576
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13)............. 2014    1.053
                                                                                  2013    1.005
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13)................. 2014    7.128
                                                                                  2013    6.831
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)....................... 2014    6.727
                                                                                  2013    6.408
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............ 2014    1.732
                                                                                  2013    1.686
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)....................... 2014    5.176
                                                                                  2013    4.931
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (12/13)...................... 2014    6.905
                                                                                  2013    6.634
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13).......... 2014    5.536
                                                                                  2013    5.287
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)........... 2014    5.975
                                                                                  2013    5.726
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (12/13).......... 2014    1.039
                                                                                  2013    1.001
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)....... 2014    2.599
                                                                                  2013    2.477
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)....... 2014    3.468
                                                                                  2013    3.257
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable High Income Subaccount (12/13).................... 2014    3.519
                                                                                  2013    3.508
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class A) (12/13).......................... 2014    3.288
                                                                                  2013    3.263
 MIST Clarion Global Real Estate Subaccount (Class A) (12/13).................... 2014    1.918
                                                                                  2013    1.859



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13).......................  4.670                 --
                                                                                   4.578                 --
 American Funds Growth Subaccount (Class 2) (12/13).............................. 33.224                 --
                                                                                  30.710                 --
 American Funds Growth-Income Subaccount (Class 2) (12/13)....................... 23.670                 --
                                                                                  21.459                 --
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13).............  1.111                 --
                                                                                   1.053                 --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13).................  7.935                 --
                                                                                   7.128                 --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13).......................  7.111                 --
                                                                                   6.727                 --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)............  1.582                 --
                                                                                   1.732                 --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13).......................  4.586                 --
                                                                                   5.176                 --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (12/13)......................  7.727                 --
                                                                                   6.905                 --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)..........  5.587                 --
                                                                                   5.536                 --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)...........  6.612                 --
                                                                                   5.975                 --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (12/13)..........  1.176                 --
                                                                                   1.039                 --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13).......  2.954                 --
                                                                                   2.599                 --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13).......  3.599                 --
                                                                                   3.468                 --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable High Income Subaccount (12/13)....................  3.497                 --
                                                                                   3.519                 --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class A) (12/13)..........................  3.390                 --
                                                                                   3.288                 --
 MIST Clarion Global Real Estate Subaccount (Class A) (12/13)....................  2.173                 --
                                                                                   1.918                 --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 2014   47.432
                                                                                      2013   45.126
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (12/13)..................... 2014   1.488
                                                                                      2013   1.416
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13)....... 2014   1.330
                                                                                      2013   1.294
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13)......... 2014   1.329
                                                                                      2013   1.283
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13)....... 2014   1.304
                                                                                      2013   1.277
 MIST Harris Oakmark International Subaccount (Class A) (12/13)...................... 2014   2.978
                                                                                      2013   2.836
 MIST Invesco Comstock Subaccount (Class B) (12/13).................................. 2014   1.059
                                                                                      2013   1.012
 MIST Invesco Mid Cap Value Subaccount (Class B) (12/13)............................. 2014   4.235
                                                                                      2013   4.060
 MIST Invesco Small Cap Growth Subaccount (Class A) (12/13).......................... 2014   2.935
                                                                                      2013   2.803
 MIST JPMorgan Small Cap Value Subaccount (Class A) (12/13).......................... 2014   2.176
                                                                                      2013   2.083
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................ 2014   3.588
                                                                                      2013   3.560
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (12/13)...................... 2014   1.753
                                                                                      2013   1.680
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)................. 2014   1.144
                                                                                      2013   1.115
 MIST MetLife Small Cap Value Subaccount (Class B) (12/13)........................... 2014   2.752
                                                                                      2013   2.645
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (12/13).................... 2014   1.228
                                                                                      2013   1.208
 MIST MFS(R) Research International Subaccount (Class B) (12/13)..................... 2014   1.992
                                                                                      2013   1.904
 MIST Oppenheimer Global Equity Subaccount (Class B) (12/13)......................... 2014   1.041
                                                                                      2013   0.993
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (12/13).................... 2014   0.972
                                                                                      2013   0.978
 MIST PIMCO Total Return Subaccount (Class B) (12/13)................................ 2014   2.002
                                                                                      2013   2.009
 MIST Pioneer Fund Subaccount (Class A) (12/13)...................................... 2014   3.170
                                                                                      2013   3.050
 MIST Pioneer Strategic Income Subaccount (Class A) (12/13).......................... 2014   3.533
                                                                                      2013   3.521
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (12/13)........................... 2014   1.084
                                                                                      2013   1.057
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)..................... 2014   9.004
                                                                                      2013   8.672
 MIST WMC Large Cap Research Subaccount (Class E) (12/13)............................ 2014   1.657
                                                                                      2013   1.584
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (12/13)...................... 2014   1.992
                                                                                      2013   1.996
 MSF BlackRock Bond Income Subaccount (Class A) (12/13).............................. 2014   8.614
                                                                                      2013   8.626
 MSF BlackRock Capital Appreciation Subaccount (Class A) (12/13)..................... 2014   5.443
                                                                                      2013   5.176



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 49.599                 --
                                                                                      47.432                 --
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (12/13).....................  1.763                 --
                                                                                       1.488                 --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13).......  1.406                 --
                                                                                       1.330                 --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13).........  1.410                 --
                                                                                       1.329                 --
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13).......  1.380                 --
                                                                                       1.304                 --
 MIST Harris Oakmark International Subaccount (Class A) (12/13)......................  2.806                 --
                                                                                       2.978                 --
 MIST Invesco Comstock Subaccount (Class B) (12/13)..................................  1.154                 --
                                                                                       1.059                 --
 MIST Invesco Mid Cap Value Subaccount (Class B) (12/13).............................  4.629                 --
                                                                                       4.235                 --
 MIST Invesco Small Cap Growth Subaccount (Class A) (12/13)..........................  3.166                 --
                                                                                       2.935                 --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (12/13)..........................  2.270                 --
                                                                                       2.176                 --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................  3.761                 --
                                                                                       3.588                 --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (12/13)......................  1.837                 --
                                                                                       1.753                 --
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13).................  1.246                 --
                                                                                       1.144                 --
 MIST MetLife Small Cap Value Subaccount (Class B) (12/13)...........................  2.791                 --
                                                                                       2.752                 --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (12/13)....................  1.148                 --
                                                                                       1.228                 --
 MIST MFS(R) Research International Subaccount (Class B) (12/13).....................  1.848                 --
                                                                                       1.992                 --
 MIST Oppenheimer Global Equity Subaccount (Class B) (12/13).........................  1.059                 --
                                                                                       1.041                 --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (12/13)....................  1.000                 --
                                                                                       0.972                 --
 MIST PIMCO Total Return Subaccount (Class B) (12/13)................................  2.079                 --
                                                                                       2.002                 --
 MIST Pioneer Fund Subaccount (Class A) (12/13)......................................  3.513                 --
                                                                                       3.170                 --
 MIST Pioneer Strategic Income Subaccount (Class A) (12/13)..........................  3.684                 --
                                                                                       3.533                 --
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (12/13)...........................  1.174                 --
                                                                                       1.084                 --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)..................... 10.169                 --
                                                                                       9.004                 --
 MIST WMC Large Cap Research Subaccount (Class E) (12/13)............................  1.877                 --
                                                                                       1.657                 --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (12/13)......................  2.102                 --
                                                                                       1.992                 --
 MSF BlackRock Bond Income Subaccount (Class A) (12/13)..............................  9.197                 --
                                                                                       8.614                 --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (12/13).....................  5.909                 --
                                                                                       5.443                 --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Large Cap Value Subaccount (Class B) (12/13)...................... 2014   1.844
                                                                                  2013   1.773
 MSF BlackRock Money Market Subaccount (Class A) (12/13)......................... 2014   3.312
                                                                                  2013   3.313
 MSF Frontier Mid Cap Growth Subaccount (Class D) (12/13)........................ 2014   8.425
                                                                                  2013   8.112
 MSF Jennison Growth Subaccount (Class A) (12/13)................................ 2014   1.064
                                                                                  2013   1.019
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (12/13).................... 2014   1.526
                                                                                  2013   1.515
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (12/13).................... 2014   1.603
                                                                                  2013   1.576
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (12/13).................... 2014   1.661
                                                                                  2013   1.617
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (12/13).................... 2014   1.698
                                                                                  2013   1.638
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).................... 2014   2.903
                                                                                  2013   2.789
 MSF MetLife Stock Index Subaccount (Class A) (12/13)............................ 2014   7.973
                                                                                  2013   7.653
 MSF MFS(R) Total Return Subaccount (Class F) (12/13)............................ 2014   1.029
                                                                                  2013   1.003
 MSF MFS(R) Value Subaccount (Class A) (12/13)................................... 2014   2.718
                                                                                  2013   2.593
 MSF MSCI EAFE(R) Index Subaccount (Class A) (12/13)............................. 2014   1.903
                                                                                  2013   1.803
 MSF Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2014   3.000
                                                                                  2013   2.888
 MSF Russell 2000(R) Index Subaccount (Class A) (12/13).......................... 2014   3.279
                                                                                  2013   3.119
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2014   2.598
                                                                                  2013   2.494
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 2014   3.547
                                                                                  2013   3.394
 MSF Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2014   2.316
                                                                                  2013   2.322
 MSF WMC Balanced Subaccount (Class A) (12/13)................................... 2014   7.825
                                                                                  2013   7.594
 MSF WMC Core Equity Opportunities Subaccount (Class A) (12/13).................. 2014   5.884
                                                                                  2013   5.625
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 2014   4.824
                                                                                  2013   4.673



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Large Cap Value Subaccount (Class B) (12/13)...................... 2.017           --
                                                                                  1.844           --
 MSF BlackRock Money Market Subaccount (Class A) (12/13)......................... 3.302           --
                                                                                  3.312           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (12/13)........................ 9.328           --
                                                                                  8.425           --
 MSF Jennison Growth Subaccount (Class A) (12/13)................................ 1.157           --
                                                                                  1.064           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (12/13).................... 1.590           --
                                                                                  1.526           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (12/13).................... 1.677           --
                                                                                  1.603           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (12/13).................... 1.740           --
                                                                                  1.661           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (12/13).................... 1.781           --
                                                                                  1.698           --
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).................... 3.161           --
                                                                                  2.903           --
 MSF MetLife Stock Index Subaccount (Class A) (12/13)............................ 9.011           --
                                                                                  7.973           --
 MSF MFS(R) Total Return Subaccount (Class F) (12/13)............................ 1.112           --
                                                                                  1.029           --
 MSF MFS(R) Value Subaccount (Class A) (12/13)................................... 3.003           --
                                                                                  2.718           --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (12/13)............................. 1.784           --
                                                                                  1.903           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2.991           --
                                                                                  3.000           --
 MSF Russell 2000(R) Index Subaccount (Class A) (12/13).......................... 3.433           --
                                                                                  3.279           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2.819           --
                                                                                  2.598           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 3.772           --
                                                                                  3.547           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2.374           --
                                                                                  2.316           --
 MSF WMC Balanced Subaccount (Class A) (12/13)................................... 8.625           --
                                                                                  7.825           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (12/13).................. 6.491           --
                                                                                  5.884           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 5.257           --
                                                                                  4.824           --



                                 GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (12/13)........ 2014    3.875           3.913          --
                                                                   2013    3.696           3.875          --
 American Funds Growth Subaccount (Class 2) (12/13)............... 2014   22.770          24.389          --
                                                                   2013   21.843          22.770          --
 American Funds Growth-Income Subaccount (Class 2) (12/13)........ 2014   15.912          17.377          --
                                                                   2013   15.264          15.912          --

                    GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13)................. 2014    1.051
                                                                                      2013    1.004
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13)..................... 2014    5.894
                                                                                      2013    5.652
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)........................... 2014    5.789
                                                                                      2013    5.518
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)................ 2014    1.449
                                                                                      2013    1.411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)........................... 2014    4.167
                                                                                      2013    3.972
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (12/13).......................... 2014    5.636
                                                                                      2013    5.417
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13).............. 2014    4.529
                                                                                      2013    4.327
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)............... 2014    4.786
                                                                                      2013    4.589
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (12/13).............. 2014    1.037
                                                                                      2013    1.000
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)........... 2014    2.222
                                                                                      2013    2.119
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)........... 2014    3.010
                                                                                      2013    2.828
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable High Income Subaccount (12/13)........................ 2014    2.894
                                                                                      2013    2.887
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class A) (12/13).............................. 2014    2.765
                                                                                      2013    2.745
 MIST Clarion Global Real Estate Subaccount (Class A) (12/13)........................ 2014    1.741
                                                                                      2013    1.689
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 2014   34.511
                                                                                      2013   32.849
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (12/13)..................... 2014    1.308
                                                                                      2013    1.246
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13)....... 2014    1.256
                                                                                      2013    1.223
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13)......... 2014    1.256
                                                                                      2013    1.213
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13)....... 2014    1.232
                                                                                      2013    1.207
 MIST Harris Oakmark International Subaccount (Class A) (12/13)...................... 2014    2.642
                                                                                      2013    2.516
 MIST Invesco Comstock Subaccount (Class B) (12/13).................................. 2014    1.057
                                                                                      2013    1.011
 MIST Invesco Mid Cap Value Subaccount (Class B) (12/13)............................. 2014    3.595
                                                                                      2013    3.448
 MIST Invesco Small Cap Growth Subaccount (Class A) (12/13).......................... 2014    2.597
                                                                                      2013    2.481
 MIST JPMorgan Small Cap Value Subaccount (Class A) (12/13).......................... 2014    1.994
                                                                                      2013    1.910
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................ 2014    3.007
                                                                                      2013    2.984



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (12/13).................  1.098                 --
                                                                                       1.051                 --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (12/13).....................  6.496                 --
                                                                                       5.894                 --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/13)...........................  6.059                 --
                                                                                       5.789                 --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (12/13)................  1.310                 --
                                                                                       1.449                 --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (12/13)...........................  3.656                 --
                                                                                       4.167                 --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (12/13)..........................  6.244                 --
                                                                                       5.636                 --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (12/13)..............  4.557                 --
                                                                                       4.529                 --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (12/13)...............  5.244                 --
                                                                                       4.786                 --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (12/13)..............  1.163                 --
                                                                                       1.037                 --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (12/13)...........  2.500                 --
                                                                                       2.222                 --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (12/13)...........  3.092                 --
                                                                                       3.010                 --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable High Income Subaccount (12/13)........................  2.847                 --
                                                                                       2.894                 --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class A) (12/13)..............................  2.822                 --
                                                                                       2.765                 --
 MIST Clarion Global Real Estate Subaccount (Class A) (12/13)........................  1.953                 --
                                                                                       1.741                 --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (12/13).................. 35.974                 --
                                                                                      34.511                 --
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (12/13).....................  1.535                 --
                                                                                       1.308                 --
 MIST FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (12/13).......  1.315                 --
                                                                                       1.256                 --
 MIST FOF - American Funds(R) Growth Allocation Subaccount (Class C) (12/13).........  1.319                 --
                                                                                       1.256                 --
 MIST FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (12/13).......  1.290                 --
                                                                                       1.232                 --
 MIST Harris Oakmark International Subaccount (Class A) (12/13)......................  2.464                 --
                                                                                       2.642                 --
 MIST Invesco Comstock Subaccount (Class B) (12/13)..................................  1.140                 --
                                                                                       1.057                 --
 MIST Invesco Mid Cap Value Subaccount (Class B) (12/13).............................  3.891                 --
                                                                                       3.595                 --
 MIST Invesco Small Cap Growth Subaccount (Class A) (12/13)..........................  2.774                 --
                                                                                       2.597                 --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (12/13)..........................  2.060                 --
                                                                                       1.994                 --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (12/13)........................  3.120                 --
                                                                                       3.007                 --

               GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (12/13)............ 2014   1.600
                                                                            2013   1.534
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)....... 2014   1.130
                                                                            2013   1.103
 MIST MetLife Small Cap Value Subaccount (Class B) (12/13)................. 2014   2.449
                                                                            2013   2.354
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (12/13).......... 2014   1.138
                                                                            2013   1.120
 MIST MFS(R) Research International Subaccount (Class B) (12/13)........... 2014   1.751
                                                                            2013   1.674
 MIST Oppenheimer Global Equity Subaccount (Class B) (12/13)............... 2014   1.039
                                                                            2013   0.991
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (12/13).......... 2014   0.971
                                                                            2013   0.977
 MIST PIMCO Total Return Subaccount (Class B) (12/13)...................... 2014   1.759
                                                                            2013   1.767
 MIST Pioneer Fund Subaccount (Class A) (12/13)............................ 2014   2.598
                                                                            2013   2.501
 MIST Pioneer Strategic Income Subaccount (Class A) (12/13)................ 2014   2.907
                                                                            2013   2.898
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (12/13)................. 2014   1.076
                                                                            2013   1.050
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)........... 2014   7.078
                                                                            2013   6.821
 MIST WMC Large Cap Research Subaccount (Class E) (12/13).................. 2014   1.415
                                                                            2013   1.354
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (12/13)............ 2014   1.712
                                                                            2013   1.716
 MSF BlackRock Bond Income Subaccount (Class A) (12/13).................... 2014   6.358
                                                                            2013   6.370
 MSF BlackRock Capital Appreciation Subaccount (Class A) (12/13)........... 2014   4.493
                                                                            2013   4.275
 MSF BlackRock Large Cap Value Subaccount (Class B) (12/13)................ 2014   1.641
                                                                            2013   1.579
 MSF BlackRock Money Market Subaccount (Class A) (12/13)................... 2014   2.445
                                                                            2013   2.446
 MSF Frontier Mid Cap Growth Subaccount (Class D) (12/13).................. 2014   6.516
                                                                            2013   6.277
 MSF Jennison Growth Subaccount (Class A) (12/13).......................... 2014   1.062
                                                                            2013   1.017
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (12/13).............. 2014   1.399
                                                                            2013   1.390
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (12/13).............. 2014   1.470
                                                                            2013   1.446
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (12/13).............. 2014   1.523
                                                                            2013   1.483
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (12/13).............. 2014   1.557
                                                                            2013   1.502
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).............. 2014   2.537
                                                                            2013   2.438
 MSF MetLife Stock Index Subaccount (Class A) (12/13)...................... 2014   6.292
                                                                            2013   6.043
 MSF MFS(R) Total Return Subaccount (Class F) (12/13)...................... 2014   1.027
                                                                            2013   1.002



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (12/13)............ 1.659           --
                                                                            1.600           --
 MIST MetLife Multi-Index Targeted Risk Subaccount (Class B) (12/13)....... 1.219           --
                                                                            1.130           --
 MIST MetLife Small Cap Value Subaccount (Class B) (12/13)................. 2.459           --
                                                                            2.449           --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (12/13).......... 1.053           --
                                                                            1.138           --
 MIST MFS(R) Research International Subaccount (Class B) (12/13)........... 1.609           --
                                                                            1.751           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (12/13)............... 1.047           --
                                                                            1.039           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (12/13).......... 0.988           --
                                                                            0.971           --
 MIST PIMCO Total Return Subaccount (Class B) (12/13)...................... 1.810           --
                                                                            1.759           --
 MIST Pioneer Fund Subaccount (Class A) (12/13)............................ 2.850           --
                                                                            2.598           --
 MIST Pioneer Strategic Income Subaccount (Class A) (12/13)................ 3.001           --
                                                                            2.907           --
 MIST Pyramis(R) Managed Risk Subaccount (Class B) (12/13)................. 1.154           --
                                                                            1.076           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (12/13)........... 7.914           --
                                                                            7.078           --
 MIST WMC Large Cap Research Subaccount (Class E) (12/13).................. 1.587           --
                                                                            1.415           --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (12/13)............ 1.788           --
                                                                            1.712           --
 MSF BlackRock Bond Income Subaccount (Class A) (12/13).................... 6.721           --
                                                                            6.358           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (12/13)........... 4.829           --
                                                                            4.493           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (12/13)................ 1.777           --
                                                                            1.641           --
 MSF BlackRock Money Market Subaccount (Class A) (12/13)................... 2.413           --
                                                                            2.445           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (12/13).................. 7.143           --
                                                                            6.516           --
 MSF Jennison Growth Subaccount (Class A) (12/13).......................... 1.144           --
                                                                            1.062           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (12/13).............. 1.443           --
                                                                            1.399           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (12/13).............. 1.522           --
                                                                            1.470           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (12/13).............. 1.580           --
                                                                            1.523           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (12/13).............. 1.617           --
                                                                            1.557           --
 MSF MetLife Mid Cap Stock Index Subaccount (Class G) (12/13).............. 2.735           --
                                                                            2.537           --
 MSF MetLife Stock Index Subaccount (Class A) (12/13)...................... 7.040           --
                                                                            6.292           --
 MSF MFS(R) Total Return Subaccount (Class F) (12/13)...................... 1.100           --
                                                                            1.027           --

                  GOLD TRACK SELECT MLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (12/13)................................... 2014   2.329
                                                                                  2013   2.223
 MSF MSCI EAFE(R) Index Subaccount (Class A) (12/13)............................. 2014   1.636
                                                                                  2013   1.550
 MSF Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2014   2.621
                                                                                  2013   2.524
 MSF Russell 2000(R) Index Subaccount (Class A) (12/13).......................... 2014   2.817
                                                                                  2013   2.681
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2014   2.233
                                                                                  2013   2.144
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 2014   2.997
                                                                                  2013   2.869
 MSF Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 2014   1.912
                                                                                  2013   1.918
 MSF WMC Balanced Subaccount (Class A) (12/13)................................... 2014   5.944
                                                                                  2013   5.771
 MSF WMC Core Equity Opportunities Subaccount (Class A) (12/13).................. 2014   4.857
                                                                                  2013   4.646
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 2014   3.887
                                                                                  2013   3.767



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (12/13)................................... 2.547           --
                                                                                  2.329           --
 MSF MSCI EAFE(R) Index Subaccount (Class A) (12/13)............................. 1.517           --
                                                                                  1.636           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (12/13)....................... 2.587           --
                                                                                  2.621           --
 MSF Russell 2000(R) Index Subaccount (Class A) (12/13).......................... 2.921           --
                                                                                  2.817           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (12/13)................. 2.398           --
                                                                                  2.233           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (12/13)................. 3.155           --
                                                                                  2.997           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (12/13)....... 1.940           --
                                                                                  1.912           --
 MSF WMC Balanced Subaccount (Class A) (12/13)................................... 6.486           --
                                                                                  5.944           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (12/13).................. 5.305           --
                                                                                  4.857           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (12/13)................... 4.193           --
                                                                                  3.887           --

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


The Underlying Funds listed below were subject to a name change, merger or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES


                       FORMER NAME                                             NEW NAME
--------------------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio             Western Asset Core Plus VIT Portfolio
 Clearbridge Variable Equity Income Portfolio             Clearbridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Counsel Variable Social Awareness Portfolio   1919 Variable Socially Responsive Balanced Fund
MET INVESTORS SERIES TRUST                                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio                   MetLife Small Cap Value Portfolio


                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Series Enterprise
                                                                    Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Calculation of Money Market Yield

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY USA, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Money Market Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   Barclays Aggregate Bond Index Portfolio

   o   Lord Abbett Bond Debenture Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management U.S. Government Portfolio

                                      E-1